INVENTORY (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Inventory
	June 30, 2021	December 31, 2020
Process material stockpiles	$306	$373
Concentrate inventory	352	64
Materials and supplies	1,406	1,222
	$2,064	$1,659